SEPARATE ACCOUNT ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2025
Insurance [Abstract]
SEPARATE ACCOUNT ASSETS AND LIABILITIES	SEPARATE ACCOUNT ASSETS AND LIABILITIES
The following table presents the change of the Company’s separate account assets and liabilities:

AS OF AND FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2025	2024
Balance, beginning of year	$1,343	$1,189
Additions (deductions):
Policyholder deposits	65	74
Net investment income	87	66
Net realized capital gains on investments	57	117
Policyholder benefits and withdrawals	(649)	(119)
Net transfer to general account	(65)	33
Policy charges	(16)	(17)
Total changes	(521)	154
Balance, end of year	$822	$1,343

Cash surrender value	$794	$724